Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of March 21, 2025	As of March 24, 2025	As of March 25, 2025	As of March 28, 2025	As of April 8, 2025	As of May 6, 2025	As of May 8, 2025	As of May 9, 2025	As of May 12, 2025
Volatility	78.95%	78.82%	79.02%	79.56%	80.66%	83.76%	83.74%	83.77%	83.89%
Stock price ($)	7.54	7.76	7.25	9.46	9.60	10.49	10.66	10.95	11.48
Time to maturity (in year)	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Risk free rate	4.04%	4.11%	4.09%	4.04%	3.87%	3.99%	4.07%	4.06%	4.12%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Lack of marketability discounts	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%